UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21973

Investment Company Act File Number

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 1.0%
CAE, Inc.	1,629,629	$30,075,267

		$30,075,267

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.(1)	352,246	$32,216,419

		$32,216,419

Auto Components — 0.7%
Goodyear Tire & Rubber Co. (The)	627,983	$21,866,368

		$21,866,368

Banks — 9.0%
Canadian Imperial Bank of Commerce	266,734	$26,426,183
ING Groep NV	1,339,509	26,301,603
Intesa Sanpaolo SpA	5,770,398	22,672,679
JPMorgan Chase & Co.(1)	279,573	32,338,209
KeyCorp(1)	1,776,001	38,006,421
Nordea Bank AB	2,130,164	26,297,078
Societe Generale SA	547,189	31,801,282
Sumitomo Mitsui Financial Group, Inc.	542,100	24,413,991
Wells Fargo & Co.(1)	540,645	35,563,628

		$263,821,074

Beverages — 2.8%
Anheuser-Busch InBev SA/NV	302,015	$34,206,036
Constellation Brands, Inc., Class A	74,358	16,319,350
Diageo PLC(1)	873,538	31,440,687

		$81,966,073

Biotechnology — 2.5%
BioMarin Pharmaceutical, Inc.(2)	113,371	$10,229,465
Celgene Corp.(1)(2)	282,491	28,576,790
Shire PLC(1)	752,988	35,181,256

		$73,987,511

Building Products — 1.3%
Assa Abloy AB, Class B	1,682,015	$37,284,569

		$37,284,569

Chemicals — 2.9%
Arkema SA	290,753	$37,118,391
Ecolab, Inc.	240,877	33,163,946
Novozymes A/S, Class B	286,097	15,871,215

		$86,153,552

Commercial Services & Supplies — 0.8%
SECOM Co., Ltd.	291,840	$22,367,876

		$22,367,876

Security	Shares	Value
Consumer Finance — 2.3%
Discover Financial Services	275,390	$21,976,122
Navient Corp.	1,962,529	27,966,038
OneMain Holdings, Inc.(2)	574,672	18,797,521

		$68,739,681

Containers & Packaging — 1.0%
Sealed Air Corp.(1)	649,266	$30,742,745

		$30,742,745

Diversified Financial Services — 1.8%
ORIX Corp.	2,770,102	$51,888,649

		$51,888,649

Electric Utilities — 3.2%
Iberdrola SA	5,610,972	$45,672,112
NextEra Energy, Inc.(1)	304,150	48,183,443

		$93,855,555

Electrical Equipment — 5.0%
Acuity Brands, Inc.	160,763	$24,828,238
Legrand SA	454,870	37,844,165
Melrose Industries PLC(1)	19,404,656	62,361,241
Zhuzhou CRRC Times Electric Co., Ltd., Class H	3,955,874	21,881,939

		$146,915,583

Electronic Equipment, Instruments & Components — 2.5%
CDW Corp.(1)	674,127	$50,417,958
Keyence Corp.	36,810	22,494,861

		$72,912,819

Energy Equipment & Services — 0.7%
Halliburton Co.	368,093	$19,766,594

		$19,766,594

Equity Real Estate Investment Trusts (REITs) — 3.5%
American Tower Corp.(1)	342,370	$50,568,049
Equity Residential(1)	534,422	32,925,740
Simon Property Group, Inc.	111,514	18,218,042

		$101,711,831

Food Products — 0.6%
Pinnacle Foods, Inc.	287,802	$17,826,456

		$17,826,456

Health Care Equipment & Supplies — 2.5%
Boston Scientific Corp.(1)(2)	1,360,403	$38,036,868
Danaher Corp.(1)	339,473	34,381,825

		$72,418,693

Health Care Providers & Services — 1.2%
Aetna, Inc.	100,946	$18,858,732
UnitedHealth Group, Inc.	64,562	15,286,990

		$34,145,722

Household Products — 0.8%
Reckitt Benckiser Group PLC(1)	231,730	$22,378,177

		$22,378,177

Security	Shares	Value
Insurance — 3.9%
AIA Group, Ltd.(1)	2,972,776	$25,391,963
Aviva PLC	4,457,862	32,521,967
Chubb, Ltd.	97,430	15,213,695
Prudential PLC(1)	1,538,791	41,655,182

		$114,782,807

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.(1)(2)	48,303	$70,082,340

		$70,082,340

Internet Software & Services — 5.4%
Alphabet, Inc., Class C(1)(2)	90,092	$105,402,235
Facebook, Inc., Class A(1)(2)	287,080	53,652,381

		$159,054,616

IT Services — 1.3%
Visa, Inc., Class A(1)	295,928	$36,763,135

		$36,763,135

Machinery — 3.0%
Fortive Corp.	296,189	$22,516,288
ITT, Inc.	223,325	12,506,200
Komatsu, Ltd.	753,610	29,618,744
Xylem, Inc.	335,500	24,243,230

		$88,884,462

Media — 2.8%
Grupo Televisa SAB ADR	759,471	$15,721,050
Interpublic Group of Cos., Inc. (The)(1)	2,128,090	46,583,890
Time Warner, Inc.	207,666	19,800,953

		$82,105,893

Metals & Mining — 1.2%
Rio Tinto, Ltd.	560,303	$34,496,858

		$34,496,858

Multi-Utilities — 0.6%
CMS Energy Corp.	376,439	$16,845,645

		$16,845,645

Oil, Gas & Consumable Fuels — 5.7%
BP PLC	4,828,742	$34,450,123
ConocoPhillips(1)	544,019	31,993,757
Phillips 66	241,582	24,737,997
Royal Dutch Shell PLC, Class B(1)	1,740,580	61,742,675
Seven Generations Energy, Ltd., Class A(2)	1,105,867	15,419,202

		$168,343,754

Personal Products — 2.4%
Estee Lauder Cos., Inc. (The), Class A	122,998	$16,599,810
Unilever PLC(1)	948,893	53,703,814

		$70,303,624

Pharmaceuticals — 6.9%
Bayer AG	270,555	$35,452,798
Eli Lilly & Co.(1)	445,613	36,295,179

Security	Shares	Value
Ipsen SA	113,535	$15,898,925
Johnson & Johnson(1)	380,429	52,571,483
Novo Nordisk A/S, Class B	623,933	34,627,252
Zoetis, Inc.	362,310	27,800,046

		$202,645,683

Professional Services — 1.2%
Verisk Analytics, Inc.(1)(2)	337,917	$33,808,596

		$33,808,596

Road & Rail — 1.1%
CSX Corp.(1)	592,327	$33,626,404

		$33,626,404

Semiconductors & Semiconductor Equipment — 3.6%
ASML Holding NV(1)	274,504	$55,652,511
Sumco Corp.	553,454	15,062,970
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	764,501	34,639,540

		$105,355,021

Specialty Retail — 4.2%
Home Depot, Inc. (The)(1)	247,905	$49,804,115
Industria de Diseno Textil SA	1,078,527	38,593,357
TJX Cos., Inc. (The)	228,439	18,348,220
Ulta Salon Cosmetics & Fragrance, Inc.(2)	67,070	14,896,247

		$121,641,939

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.(1)	185,735	$31,097,611
HP, Inc.(1)	1,795,404	41,868,821

		$72,966,432

Textiles, Apparel & Luxury Goods — 1.1%
LVMH Moet Hennessy Louis Vuitton SE	99,383	$31,131,827

		$31,131,827

Tobacco — 2.0%
Altria Group, Inc.	248,440	$17,475,270
British American Tobacco PLC	614,228	41,980,436

		$59,455,706

Trading Companies & Distributors — 0.9%
MISUMI Group, Inc.	836,069	$25,313,138

		$25,313,138

Total Common Stocks (identified cost $2,342,530,592)		$2,910,649,094

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(3)	12,210,002	$12,211,223

Total Short-Term Investments (identified cost $12,210,002)		$12,211,223

Value
Total Investments — 99.8% (identified cost $2,354,740,594)	$2,922,860,317

Total Call Options Written — (0.5)% (premiums received $10,369,201)	$(13,606,999)

Other Assets, Less Liabilities — 0.7%	$21,192,964

Net Assets — 100.0%	$2,930,446,282

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $58,826.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	54.2%	$1,583,806,728
United Kingdom	13.3	390,169,741
Japan	6.5	191,160,229
France	5.3	153,794,590
Netherlands	4.9	143,696,789
Spain	2.9	84,265,469
Canada	2.5	71,920,652
Sweden	2.2	63,581,647
Denmark	1.7	50,498,467
Germany	1.2	35,452,798
Taiwan	1.2	34,639,540
Belgium	1.2	34,206,036
Hong Kong	0.9	25,391,963
Italy	0.8	22,672,679
China	0.7	21,881,939
Mexico	0.5	15,721,050

Total Investments	100.0%	$2,922,860,317

Call Options Written — (0.5)%

Exchange-Traded Options — (0.5)%

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,830	EUR	66,050,007	EUR	3,650	2/2/18	$(50,808)
Dow Jones Euro Stoxx 50 Index	1,840	EUR	66,410,936	EUR	3,650	2/9/18	(209,029)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,805	EUR	65,147,685	EUR	3,675	2/16/18	$(192,522)
Dow Jones Euro Stoxx 50 Index	1,780	EUR	64,245,362	EUR	3,675	2/23/18	(281,573)
FTSE 100 Index	590	GBP	44,447,945	GBP	7,700	2/16/18	(78,308)
FTSE 100 Index	610	GBP	45,954,655	GBP	7,750	2/16/18	(46,472)
Nikkei 225 Index	130	JPY	3,002,777,700	JPY	23,875	2/2/18	(1,537)
Nikkei 225 Index	130	JPY	3,002,777,700	JPY	23,875	2/9/18	(31,258)
Nikkei 225 Index	130	JPY	3,002,777,700	JPY	24,000	2/16/18	(47,359)
Nikkei 225 Index	130	JPY	3,002,777,700	JPY	24,125	2/23/18	(68,333)
S&P 500 Index	255	USD	72,007,155	USD	2,740	2/2/18	(2,236,350)
S&P 500 Index	255	USD	72,007,155	USD	2,750	2/5/18	(2,005,575)
S&P 500 Index	250	USD	70,595,250	USD	2,750	2/7/18	(2,028,750)
S&P 500 Index	250	USD	70,595,250	USD	2,790	2/9/18	(1,178,750)
S&P 500 Index	250	USD	70,595,250	USD	2,820	2/12/18	(670,000)
S&P 500 Index	250	USD	70,595,250	USD	2,780	2/14/18	(1,456,250)
S&P 500 Index	250	USD	70,595,250	USD	2,820	2/16/18	(818,750)
S&P 500 Index	250	USD	70,595,250	USD	2,835	2/20/18	(631,250)
S&P 500 Index	245	USD	69,183,345	USD	2,865	2/21/18	(314,825)
S&P 500 Index	245	USD	69,183,345	USD	2,865	2/23/18	(349,125)
S&P 500 Index	245	USD	69,183,345	USD	2,885	2/26/18	(216,825)
S&P 500 Index	245	USD	69,183,345	USD	2,840	2/28/18	(693,350)

Total							$(13,606,999)

Abbreviations:

ADR	-	American Depositary Receipt

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

At January 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At January 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $13,606,999.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$257,103,183	$69,725,184	$—	$326,828,367
Consumer Staples	68,220,886	183,709,150	—	251,930,036
Energy	91,917,550	96,192,798	—	188,110,348
Financials	216,287,817	282,944,394	—	499,232,211
Health Care	262,037,378	121,160,231	—	383,197,609
Industrials	213,820,642	236,671,672	—	450,492,314
Information Technology	353,841,681	93,210,342	—	447,052,023
Materials	63,906,691	87,486,464	—	151,393,155
Real Estate	101,711,831	—	—	101,711,831
Utilities	65,029,088	45,672,112	—	110,701,200
Total Common Stocks	$1,693,876,747	$1,216,772,347 *	$—	$2,910,649,094
Short-Term Investments	$—	$12,211,223	$—	$12,211,223
Total Investments	$1,693,876,747	$1,228,983,570	$—	$2,922,860,317

Liability Description
Call Options Written	$(12,599,800)	$(1,007,199)	$—	$(13,606,999)
Total	$(12,599,800)	$(1,007,199)	$—	$(13,606,999)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018